Investment in Shares (Tables)	12 Months Ended
Dec. 31, 2024
Investment in Shares [Abstract]
Schedule of Changes in the Level 1 Fair Value Measurement of Investments in Shares	The following table presents changes in the level 1 fair value measurement of Investments in shares:
Balance as of December 31, 2022	$-

Investment in shares	54
Changes in fair value	(17)

Balance as of December 31, 2023	$37
Proceeds from sale of shares	(29)
Changes in fair value	(8)

Balance as of December 31, 2024	$-